DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - Charge-off of Uncollectible Loans (Details)	12 Months Ended
Dec. 31, 2025
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, nonaccrual status, threshold period past due	90 days
Personal unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, nonaccrual status, threshold period past due	180 days
Financing receivable, nonaccrual status, threshold period after receipt of notification of death or bankruptcy	60 days
Retail Installment Contracts
Financing Receivable, Allowance for Credit Loss [Line Items]
Threshold period past due for write-off of financing receivable	60 days
Financing receivable, nonaccrual status, threshold period past due	60 days
Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, nonaccrual status, threshold period after receipt of notification of bankruptcy or fraud	120 days
Consumer | Residential mortgage and home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Consumer | Other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Threshold period past due for write-off of financing receivable	120 days